CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash, Cash Equivalents, and Short-term Investments [Text Block]
NOTE 4:-	CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2022	2021
Cash and cash equivalents:
Cash	$65.8	$170.8
Money market funds	95.5	6.6
Short term deposits	34.7	94.5

Total Cash and cash equivalents	196.0	271.9

Short-term bank deposits:	431.1	492.5
Marketable securities:
Government and corporate debentures - fixed interest rate	2,025.8	2,262.5
Government-sponsored enterprises debentures	755.0	641.4
Government and corporate debentures - floating interest rate	95.3	115.1

Total Marketable securities	2,876.1	3,019.0
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$3,503.2	$3,783.4

The gross unrealized gains on the Company’s marketable securities were $0.1 and $14.2 as of December 31, 2022 and 2021, respectively. The gross unrealized losses on the Company’s marketable securities were $123.4 and $15.7 as of December 31, 2022 and 2021, respectively. From the total of $123.4 unrealized losses as of December 31, 2022, $87.3 was in continuous unrealized loss for more than 12 months. The unrealized losses are mainly driven by the higher interest rate environment and the recent interest rate hikes by global central banks during 2022, which was due mainly to elevated inflation rates, therefore negatively impacted the fair value of securities in our portfolio, and increased the unrealized
The following table classifies the Company’s marketable securities by contractual maturities:

	December 31,
	2022		2021
	Fair Value	Amortized Cost	Fair Value	Amortized Cost
Contractual maturity year:
Within one year	$1,010.5	$1,024.9	$929.3	$925.8
After one year through five years	1,865.6	1,974.5	2,089.7	2,094.7

Total	$2,876.1	$2,999.4	$3,019.0	$3,020.5

As of December 31, 2022 and 2021, interest receivable amounted to $15.6 and $15.3, respectively, and is included within prepaid expenses and other assets in the balance sheets.